................................
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                                                .OMB Number:          3235-0006.
                                                .Expires:      October 31, 2003.
                                                .Estimated average             .
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                                                ................................

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                -------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Andor Capital Management, L.L.C.
Address:      4 Stamford Plaza
              107 Elm Street, 7th Floor
              Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael C. Neus
Title:        Chief General Counsel and Principal
Phone:        203-588-2000

Signature, Place, and Date of Signing:


 /s/ Michael C. Neus             Stamford, CT                  May 13, 2003
--------------------             ----------------              --------------
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                     ---------

Form 13F Information Table Entry Total:                    67
                                                     ---------

Form 13F Information Table Value Total:              $892,083
                                                     ---------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                Andor Capital Management, L.L.C.
                                                   Form 13F Information Table
                                                  Quarter Ended March 31, 2002

                        Title              Value
                        of                 (x             Shares/     Sh/  Put/ Investment  Other              Voting Authority
Name of Issuer          Class  CUSIP       $1000)         Prn Amt     Prn  Call Discretion  Managers    Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC             COM    00651F108     2,153        357,000     SH         SOLE                   357,000
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNI-
CATIONS                 COM    000886101       501        243,380     SH         SOLE                   243,380
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC             COM    007903107    23,805      3,852,000     SH         SOLE                 3,852,000
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC     COM    007974108     3,833        315,000     SH         SOLE                   315,000
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                CL A   008190100    44,827      1,012,800     SH         SOLE                 1,012,800
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC           CL B   00845V209       222        148,244     SH         SOLE                   148,244
------------------------------------------------------------------------------------------------------------------------------------
ALLEN TELECOM INC       COM    018091108     2,746        281,691     SH         SOLE                   281,691
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP        COM    03060R101     2,310        700,000     SH         SOLE                   700,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
CORP                    COM    03073E105     9,450        180,000     SH         SOLE                   180,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC               COM    031162100    29,822        518,200     SH         SOLE                   518,200
------------------------------------------------------------------------------------------------------------------------------------
AMN HEALTHCARE
SERVICES INC            COM    001744101     1,647        150,000     SH         SOLE                   150,000
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC     COM    00184A105     1,466        135,000     SH         SOLE                   135,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC       COM    038222105    14,153      1,125,000     SH         SOLE                 1,125,000
------------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE
GROUP INC               COM    037933108     2,686        115,000     SH         SOLE                   115,000
------------------------------------------------------------------------------------------------------------------------------------
ASCENTIAL SOFTWARE
CORP                    COM    04362P108     1,036        370,000     SH         SOLE                   370,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC               COM    053499109        95         46,694     SH         SOLE                    46,694
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC              COM    090597105     2,574         85,900     SH         SOLE                    85,900
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP           CL A   111320107    31,949      2,587,000     SH         SOLE                 2,587,000
------------------------------------------------------------------------------------------------------------------------------------
CHICOS FAS INC          COM    168615102    17,030        851,500     SH         SOLE                   851,500
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP              COM    171779101     5,681      1,300,000     SH         SOLE                 1,300,000
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY
STORES INC              COM    172737108     7,280      1,400,000     SH         SOLE                 1,400,000
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC          COM    177376100     7,238        550,000     SH         SOLE                   550,000
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY
SOLUTIONS               COM    192446102     2,019         30,000     SH         SOLE                    30,000
------------------------------------------------------------------------------------------------------------------------------------
COGNOS INC              COM    19244C109    11,201        493,000     SH         SOLE                   493,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW        CL A   20030N200    42,005      1,528,000     SH         SOLE                 1,528,000
                        SPL
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL
INC                     COM    204912109    13,660      1,000,000     SH         SOLE                 1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CREE INC                COM    225447101    14,353        775,000     SH         SOLE                   775,000
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP      COM    247025109     6,158        225,500     SH         SOLE                   225,500
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                COM    278642103   257,150      3,014,300     SH         SOLE                 3,014,300
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNI-
CATIONS NEW             CL A   278762109    15,299        551,300     SH         SOLE                   551,300
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                   Form 13F Information Table
                                                  Quarter Ended March 31, 2002

                        Title              Value
                        of                 (x             Shares/     Sh/  Put/ Investment  Other              Voting Authority
Name of Issuer          Class  CUSIP       $1000)         Prn Amt     Prn  Call Discretion  Managers    Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS         COM    268648102    10,845      1,500,000     SH         SOLE                 1,500,000
------------------------------------------------------------------------------------------------------------------------------------
ESS TECHNOLOGY INC      COM    269151106     2,819        473,000     SH         SOLE                   473,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN
COPPER & GOLD           CL B   35671D857    14,066        825,000     SH         SOLE                   825,000
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP            COM    316869106     2,098        200,000     SH         SOLE                   200,000
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP            COM
                        GENL
                        DIV    372917104    33,341        914,700     SH         SOLE                   914,700
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC     COM    375558103     1,507         35,900     SH         SOLE                    35,900
------------------------------------------------------------------------------------------------------------------------------------
GLOBESPANVIRATA INC     COM    37957V106     2,925        650,000     SH         SOLE                   650,000
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC        COM    452907108     1,264        475,000     SH         SOLE                   475,000
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP              COM    458140100    13,805        848,000     SH         SOLE                   848,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTIONS               COM    45812P107       235        100,000     SH         SOLE                   100,000
------------------------------------------------------------------------------------------------------------------------------------
JC PENNEY COMPANY INC   COM    708160106     7,365        375,000     SH         SOLE                   375,000
------------------------------------------------------------------------------------------------------------------------------------
KLA - TENCOR CORP       COM    482480100    78,210      2,176,000     SH         SOLE                 2,176,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP       COM    512807108     2,494        219,000     SH         SOLE                   219,000
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY
CORP                    COM    535678106       908         29,400     SH         SOLE                    29,400
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP          COM    502161102     2,938        650,000     SH         SOLE                   650,000
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES
INC                     COM    549463107       413        280,840     SH         SOLE                   280,840
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP             COM
                        NEW    577729205     1,198        212,800     SH         SOLE                   212,800
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY
INC                     COM    595112103    16,467      2,023,000     SH         SOLE                 2,023,000
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC            COM    620076109     2,478        300,000     SH         SOLE                   300,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL SEMI-
CONDUCTOR CORP          COM    637640103     8,520        500,000     SH         SOLE                   500,000
------------------------------------------------------------------------------------------------------------------------------------
NETIQ CORP              COM    64115P102     3,819        342,200     SH         SOLE                   342,200
------------------------------------------------------------------------------------------------------------------------------------
NETSCREEN TECHNOLO-
GIES INC                COM    64117V107     9,206        548,600     SH         SOLE                   548,600
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP             COM    67066G104     6,414        498,000     SH         SOLE                   498,000
------------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS          DEPOS-
TR                      TRY
                        RCPT   678002106    31,043        564,000     SH         SOLE                   564,000
------------------------------------------------------------------------------------------------------------------------------------
OMNIVISION TECHNOLO-
GIES INC                COM    682128103    15,623        754,000     SH         SOLE                   754,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP            COM
                        DSSG   747906204     1,011        280,000     SH         SOLE                   280,000
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP          COM    755246105        37         57,200     SH         SOLE                    57,200
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC     COM    749941100     5,701        949,000     SH         SOLE                   949,000
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                   Form 13F Information Table
                                                  Quarter Ended March 31, 2002

                        Title              Value
                        of                 (x             Shares/     Sh/  Put/ Investment  Other              Voting Authority
Name of Issuer          Class  CUSIP       $1000)         Prn Amt     Prn  Call Discretion  Managers    Sole     Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC    COM    832248108    14,858        838,500     SH         SOLE                   838,500
------------------------------------------------------------------------------------------------------------------------------------
SONICBLUE INC           COM    83546Q109        17        612,700     SH         SOLE                   612,700
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC             COM    879664100       579        100,000     SH         SOLE                   100,000
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP               COM    885535104        81         16,500     SH         SOLE                    16,500
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC           COM    892335100     3,348        400,000     SH         SOLE                   400,000
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS
INC                     COM    895919108       353        100,000     SH         SOLE                   100,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP    COM    958102105    11,615      1,282,000     SH         SOLE                 1,282,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES
INC                     CL A   957541105       323         80,000     SH         SOLE                    80,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC     COM    969904101     9,810        450,000     SH         SOLE                   450,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 67 DATA RECORDS                   892,083       0 OTHER MANAGERS ON
                                                         WHOSE BEHALF REPORT
                                                         IS FILED